SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended
Nov. 30, 2025
Subsequent Event [Line Items]
Airport security services period	10 years
Subsequent event [Member]
Subsequent Event [Line Items]
Voting rights In joint venture	75.00%
Subsequent event [Member] | Schiphol [Member]
Subsequent Event [Line Items]
Voting rights of Schiphol	25.00%